Inventory (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of Inventory

	August 31, 2021	August 31, 2020	September 1, 2019
Stockpiled ore	$712	$606	$389
Work in progress	350	106	-
Supplies	117	14	4
Total Inventory	$1,179	$726	$393